CASH DIVIDEND (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 14, 2016	Nov. 30, 2016	Nov. 29, 2016	Mar. 31, 2017	Mar. 31, 2016
Dividends, Cash		$ 5,307,500
Payments of Dividends				$ 5,307,500	$ 0
Global Trend Investment Limited [Member] | Jerash Garments and Fashions Manufacturing Company Limited [Member]
Dividends, Cash			$ 6,000,000
Payments of Dividends	$ 6,000,000